COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

(a)	Purchase Commitments

As of December 31, 2011, the Group had outstanding purchase commitments in relation to construction-in-progress and office equipment of RMB464,375 (US$73,782), all of which would be paid within one year.

On August 1, 2008 and October 1, 2011, Liaoning Nuokang entered into supply contracts of snake venom, the primary raw material of the Group’s final product, with foreign suppliers. The unit prices are specified in the contract for snake venom purchase during the period from January 1, 2009 to August 1, 2011 and from October 1, 2011 to October 1, 2013, respectively, but subject to mutual written confirmation between the supplier and the Group on an annual basis for adjustments taking into consideration currency rate fluctuations, changes in production costs, changes in environmental law, changes in government taxes and availability of the product. Minimum annual purchase volumes are also specified in the contract. This amount is subject to change depending on annual adjustments to the unit price. Penalty of failure to meet the minimum quantity by either party will be 50% of the total amount of the shortfall, determined using the average unit price of the 12 latest invoices. The Group has made the purchase beyond minimum quantity required for the year ended December 31, 2011. The term of these supply contracts are three years and two years, respectively, and subject to renewal upon future negotiation. On August 3, 2011, Liaoning Nuokang entered into an addendum upon the contract dated August 1, 2008 with the foreign supplier to extend the term to August 1, 2014. As of December 31, 2011, the aggregate amounts of required minimum payment were as follows:

	As of December 31, 2011
	(RMB’000)	(US$’000)

2012	1,393	221
2013	2,086	332
2014	749	119

	4,228	672

As of December 31, 2011, the Group had an outstanding purchase commitment in relation to a technology transfer of medicine license (Note 13(iii)) with amount of RMB13,000,000 (US$2,065,492), all of which would be paid within one year.

(b)	Operating Leases

As of December 31, 2011, the Group had minimum lease payments under non-cancellable operating leases in relation to office premises of RMB458,016 (US$72,771), all of which would be paid in one year.

Total rental expenses for the operating lease were RMB1,625,361, RMB1,830,576 and RMB1,464,376 (US$232,666) for the years ended December 31, 2009, 2010 and 2011, respectively. The terms of the leases do not contain rent escalation or contingent rents.

(c)	Manufacturing Assets Use Right Payment

In December 2011, the Group entered into agreement to lease from SDPP the Manufacturing Assets from January 1, 2015 to December 31, 2021, with RMB 2,100,000 per annum for the period starting from January 1, 2015 to December 31, 2016, and RMB 2,300,000 per annum for the period starting from January 1, 2017 to December 31, 2021.

As of December 31, 2011, the Group had contractual future payments for its right to use the Manufacturing Assets as follows:

	As of December 31, 2011
	(RMB’000)	(US$’000)

2012	2,100	334
2013	2,100	334
2014	2,100	334
2015	2,100	334
2016	2,100	334
2017 thereafter	11,500	1,827

	22,000	3,497

(d)	Income Tax

As of December 31, 2010 and 2011, the Group recorded a liability of RMB808,765 and RMB2,655,726 (US$421,952), respectively, for unrecognized tax benefits, all of which related to an intercompany consulting income and advertising and promotion expenses (Note 19).